Capital Stock (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 30, 2013 right	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Mar. 22, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized		25,000,000	25,000,000	25,000,000
Preferred stock, shares outstanding		0	0	0
Common stock, shares authorized		1,500,000,000	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, par value (usd per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock shares outstanding, net of treasury stock		230,100,000	239,500,000
Treasury stock, shares		14,100,000	365,800,000		14,400,000
Repurchased shares		19,500,000	57,600,000	76,100,000
Average cost of repurchased shares (usd per share)		$ 33.93	$ 21.51	$ 20.85
Repurchased shares, value		$ 663.7	$ 1,240.3	$ 1,588.2
Repurchased stock retired		371,600,000
Period of stockholder rights plan	1 year
Preferred stock purchase right distributed for each share of common stock	1
Redemption price per share	$ 0.01
Ceiling of common stock ownership percentage for redemption of preferred stock rights, person or group	10.00%
Ceiling of common stock ownership percentage for redemption of preferred stock rights, passive institutional investor	15.00%
Total intrinsic value of stock options exercised		47.0	0.7	9.7
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award plans		4 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award plans		5 years
Stock Options [Member] | 1999 Amended and Restated Equity Participation Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award contractual term		6 years
Stock Options [Member] | 1999 Amended and Restated Equity Participation Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award contractual term		10 years
Stock Options [Member] | 2007 Equity and Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards available for grant (in shares)		7,600,000
Stock Options [Member] | 2011 Equity and Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards available for grant (in shares)		8,700,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awarded (in shares)		747,708	695,816	1,470,625
Restricted stock compensation expense		15.8	13.1	10.5
Restricted stock awarded (value)		16.4	14.2	6.6
Unrecognized compensation costs on nonvested awards		36.2
Nonvested awards weighted average period of recognition		2 years 8 months 23 days
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award plans		3 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award plans		5 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award plans		3 years
Award shares issued in period (in shares)		1,200,000	1,100,000
Stock award compensation expense		14.9	9.8
Common Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on nonvested awards		$ 57.8
Nonvested awards weighted average period of recognition		2 years 7 months
Series A Junior Participating Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by rights	0.001
Exercise price per share	100
Vesting Period 1 [Member] | Stock Options [Member] | 1999 Amended and Restated Equity Participation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award plans		4 years
Vesting Period 2 [Member] | Stock Options [Member] | 1999 Amended and Restated Equity Participation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award plans		5 years
Vesting Period 3 [Member] | Stock Options [Member] | 1999 Amended and Restated Equity Participation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award plans		7 years